Capital Securities	12 Months Ended
Dec. 31, 2012
Capital Securities [Abstract]
Capital Securities
Note 12. Capital Securities

On January 21, 1998, Highlands Capital Trust I, issued $7,500 of 9.25% Capital Securities which will mature on January 15, 2028. The principal asset of the Trust is $7,500 of the Parent Company's junior subordinated debt securities with like maturities and like interest rates to the Capital Securities.

The Capital Securities, the assets of the Trust and the common securities issued by the Trust are redeemable in whole or in part on or after January 15, 2008, or at any time in whole but not in part from the date of issuance on the occurrence of certain events.

The Capital Securities may be included in Tier I capital for regulatory capital adequacy determination purposes up to 25% of Tier I capital after its inclusion. The portion of the Capital Securities not considered as Tier I capital may be included in Tier II capital. Distributions to the holders of the Capital Securities are included in interest expense.

On January 15, 2008 (the "Redemption Date"), after receiving regulatory approval, Highlands Bankshares, Inc. (the "Company") redeemed $3.862 million in principal amount of its Junior Subordinated Debt Securities due January 15, 2028 (the "Debt Securities"). All of the Debt Securities are held by Highlands Capital Trust I (the "Trust"), the Company's subsidiary. The redemption price paid for the Debt Securities was 104.625% of the principal amount of the Debt Securities redeemed, plus accrued and unpaid interest to but excluding the Redemption Date.

Subject to certain exceptions and limitations, the Company may elect from time to time to defer interest payments on the debt securities, which would result in a deferral of distribution payments on the related Capital Securities. Due to the economic environment, the Board determined that, effective April 15 2010, the Company would begin deferring interest payments on the debt securities held by Highlands Capital Trust I. As a result, distribution payments to holders of the Highlands Capital Trust I 9.25% Capital Securities are also being deferred.